Long Term Debt and Preference Securities (Tables)	3 Months Ended
Mar. 31, 2024
Debt Disclosure [Abstract]
Schedule of Debt
The following table sets forth the principal amount of the debt issued as well as the unamortized discount and debt issuance costs at March 31, 2024 and December 31, 2023:

	March 31, 2024		December 31, 2023
	Principal	Unamortized discount and debt issuance costs	Principal	Unamortized discount and debt issuance costs
4.875% Senior notes due 2030	$330.0	$(4.8)	$330.0	$(5.0)
6.625% Fixed Rate Reset Junior Subordinated notes due 2041	125.0	(1.8)	125.0	(1.8)
Total	$455.0	$(6.6)	$455.0	$(6.8)

Schedule of Stock by Class

	March 31, 2024	December 31, 2023
Preference securities, par value $0.01 per share
Authorized	1,000,000	1,000,000
Issued and outstanding:
9% cumulative preference shares	5,835	5,835
The following sets out the number and par value of shares authorized, issued and outstanding:

	March 31, 2024	December 31, 2023
Common shares, par value $0.01 per share
Authorized	600,000,000	600,000,000

Issued and outstanding
Common shares	117,557,152	117,914,754